BEAUMONT FUND, LLC

FINANCIAL STATEMENTS

December 31, 2002


BEAUMONT FUND, LLC



______________________

TABLE OF CONTENTS
______________________


	PAGES


Independent Auditor's Report	1

Financial Statements

	Statement of Assets and Liabilities	2

	Schedule of Investments in Securities	3 - 6

	Statement of Operations	7

	Statement of Changes in Members' Capital (Net Assets)	8

	Notes to Financial Statements	9 - 12


ARTHUR F. BELL, JR. & ASSOCIATES, L.L.C.

Certified Public Accountants

(410) 771-0001

FAX (410) 785-9784
Suite 200
201 International Circle
Hunt Valley, Maryland  21030

Member:

American Institute of Certified Public Accountants

   SEC Practice Section

Maryland Association of Certified Public Accountants


INDEPENDENT AUDITOR'S REPORT


To the Members and the Board of Directors
Beaumont Fund, LLC


We have audited the accompanying statement of assets and liabilities of Beaumont Fund, LLC, including the schedule of investments in securities, as of December 31, 2002, and the related statements of operations and changes in members' capital (net assets) for the period July 1, 2002 (commencement of operations) to December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Beaumont Fund, LLC as of December 31, 2002, and the results of its operations and the changes in its net assets for the period July 1, 2002 (commencement of operations) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


	/s/ ARTHUR F. BELL, JR. & ASSOCIATES,
L.L.C.


Hunt Valley, Maryland
February 18, 2003


BEAUMONT FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002
______________






ASSETS
	Investment securities at fair value (cost - $4,647,462)	$	4,604,989
	Cash and cash equivalents	2,344,794
	Interest and dividends receivable	6,535
	_____________________

				Total assets	6,956,318
	_____________________

LIABILITIES
	Securities sold short at fair value (proceeds - $2,050,165)	2,089,774
	Member repurchases payable	833
	Dividends payable	580
	Accounts payable and other	1,577
	_____________________

				Total liabilities	2,092,764
	_____________________

NET ASSETS	$	4,863,554
	===================


MEMBERS' CAPITAL (Net Assets)
	Represented by:
		Capital subscriptions, net	$	5,084,049
		Accumulated net investment income	13,274
		Accumulated net realized (loss)	(151,687)
		Accumulated net unrealized depreciation	(82,082)
	_____________________

				Total members' capital (net assets)	$	4,863,554
	===================







See accompanying notes.

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BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2002
______________




INVESTMENT SECURITIES
					% of
	Common Stocks	Shares	Fair Value	Net
Assets
		Financial
			Diversified Financial
				AXA SA-Sponsored ADR	12,092	$	162,637
				Citigroup, Inc.	6,224	219,023
				JP Morgan Chase & Co.	6,488	155,712
	_____________
				537,372	11.05 %
	_____________
			Insurance
				American International Group	3,388		195,996
				Jefferson Pilot Corp.	3,879	147,829
				Travelers Property Casualty Corp. - Class A	12,194	178,642
	_____________
				522,467	10.74 %
	_____________
			Banking
				Fremont General Corp.	28,100	126,169
				Washington Mutual Inc.	3,596	124,170
	_____________
				250,339	5.15 %
	_____________
			Real Estate
				iSTAR Financial, Inc.	7,477	209,730	4.31 %
	_____________
			Consumer/Business Lending
				CIT Group, Inc.	3,400	66,640	1.37 %
	_____________	_____________
		Total - Financial		1,586,548	32.62 %
	_____________	_____________
		Consumer Staples
			Tobacco
				Philip Morris Companies, Inc.	5,522	223,807
				Carolina Group	9,722	197,065
	_____________
				420,872	8.65 %
	_____________
			Retail Distribution, hardline
				Handleman Co. *	20,435	235,002	4.83 %
	_____________
			Conglomerate
				Loews Corporation	4,297	191,045	3.93 %
	_____________
			Media
				Viacom, Inc. - Class B *	3,525	143,679	2.96 %
	_____________	_____________
		Total - Consumer Staples		990,598	20.37 %
	_____________	_____________

*  Non-income producing security



See accompanying notes.

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BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2002
______________




INVESTMENT SECURITIES (CONTINUED)
					% of
	Common Stocks (Continued)	Shares	Fair Value	Net
Assets
		Healthcare
			Managed Care
				Wellpoint Health Networks, Inc. *	3,317	$	236,038	4.85 %
	_____________
			Biotechnology
				Amgen, Inc. *	3,600	174,024	3.58 %
	_____________
			Pharmaceuticals
				Merck & Co., Inc.	2,868	162,357	3.34 %
	_____________	_____________
		Total - Healthcare		572,419	11.77 %
	_____________	_____________
		Consumer, Cyclical
			Home Construction
				Clayton Homes, Inc.	15,718	191,445	3.94 %
	_____________
			Retail, hardline
				Carmax, Inc. *	8,769	156,790	3.22 %
	_____________
			Building Materials
				Masco Corp.	7,000	147,350	3.03 %
	_____________	_____________
		Total - Consumer, Cyclical		495,585	10.19 %
	_____________	_____________
		Transportation
			Air Freight
				Federal Express Corp.	4,508	244,424	5.02 %
	_____________
			Railroads
				Genesee & Wyoming, Inc. *	10,584	215,384	4.43 %
	_____________	_____________
		Total - Transportation		459,808	9.45 %
	_____________	_____________
		Technology
			Consumer Electronics
				Nam Tai Electronics	8,238	201,419	4.14 %
	_____________
			Software
				Microsoft Corp. *	1,735	89,699	1.84 %
	_____________
			Wireless Communications
				Nokia Corp.	5,495		85,172	1.75 %
	_____________
			Semiconductors
				Intel Corp.	3,015		46,944	0.97 %
	_____________	_____________
		Total - Technology		423,234	8.70 %
	_____________	_____________

*  Non-income producing security


See accompanying notes.

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BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2002
______________




INVESTMENT SECURITIES (CONTINUED)
					% of
	Common Stocks (Continued)	Shares	Fair Value	Net
Assets
		Utilities
			Electric
				American Electric Power Co., Inc.	2,810	$	76,797	1.58 %
	_____________	_____________
		Total - Utilities		76,797	1.58 %
	_____________	_____________
		Total investment securities (cost - $4,647,462)		$
	4,604,989	94.68 %
	============	============

SECURITIES SOLD SHORT
					% of
	Common Stocks	Shares	Fair Value	Net
Assets
		Consumer, Cyclical
			Educational Services
				Apollo Group, Inc. *	2,100	$	92,400
				Corinthian Colleges, Inc. *	3,650	138,189
				Strayer Education, Inc.	1,770	101,775
	_____________
				332,364	6.83 %
	_____________
			Retail, softline
				Hot Topic, Inc. *	6,000	137,280
				Wal-Mart Stores, Inc.	1,460	73,745
	_____________
				211,025	4.34 %
	_____________
			Building Materials
				Sherwin-Williams, Co.	3,830	108,198	2.23 %
	_____________	_____________
		Total - Consumer Cyclical		651,587	13.40 %
	_____________	_____________
		Consumer Staples
			Restaurants
				P.F. Chang's China Bistro *	4,030	146,289
				Panera Bread Co. *	4,300	149,683
	_____________
				295,972	6.08 %
	_____________
			Food Retailers & Wholesalers
				Krispy Kreme Doughnuts, Inc. *	4,275	144,367	2.97 %
	_____________
			Specialty Retail
				Blockbuster, Inc.	3,050	37,362	0.77 %
	_____________	_____________
		Total - Consumer Staples		477,701	9.82 %
	_____________	_____________

*  Non-income producing security



See accompanying notes.

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BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2002
______________




SECURITIES SOLD SHORT (CONTINUED)
					% of
	Common Stocks (Continued)	Shares	Fair Value	Net
Assets
		Technology
			Retail, on-line
				Amazon.com, Inc. *	9,625	$	181,816	3.74 %
	_____________
			Healthcare IT
				Neoforma, Inc. *	10,850	129,657	2.67 %
	_____________
			Leisure Goods & Services
				Electronic Arts Inc. *	2,425	120,692	2.48 %
	_____________
			Wireless Communications
				Research In Motion Ltd. *	3,200	41,984	0.86 %
	_____________	_____________
		Total - Technology		474,149	9.75 %
	_____________	_____________
		Transportation
			Airlines
				JetBlue Airways Corp. *	7,762	209,574	4.31 %
	_____________
			Air Freight
				United Postal Service, Inc. - Class B	2,475	156,123
	3.21 %
	_____________	_____________
		Total - Transportation		365,697	7.52 %
	_____________	_____________
		Communications
			Fixed-Line Communications
				SBC Communications, Inc.	4,450	120,640	2.48 %
	_____________	_____________
		Total - Communications		120,640	2.48 %
	_____________	_____________
		Total securities sold short (proceeds - $2,050,165)
	$	2,089,774	42.97 %
	============	============

*  Non-income producing security



















See accompanying notes.

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BEAUMONT FUND, LLC
STATEMENT OF OPERATIONS
For the Period July 1, 2002 (commencement of operations) to
December 31, 2002
______________





INVESTMENT INCOME
	Interest			$	7,789
	Dividends (net of $3,228 in dividends paid on
		securities sold short)	44,936
	_____________________

				Total investment income	52,725
	_____________________

EXPENSES
	Adviser management fee	22,945
	Organization and offering costs	10,000
	Operating expenses	6,506
	_____________________

				Total expenses	39,451
	_____________________

				Net investment income	13,274
	_____________________

REALIZED AND UNREALIZED GAIN (LOSS)
	FROM INVESTMENTS
		Net realized (loss) on investments	(197,823)
		Net realized gain on securities sold short	46,136
		Net change in unrealized depreciation	(82,082)
	_____________________

				Net realized and unrealized (loss) from investments	(233,769)
	_____________________

				Net decrease in net assets from operations	$	(220,495)
	===================








See accompanying notes.

-7-


BEAUMONT FUND, LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL (NET ASSETS)
For the Period July 1, 2002 (commencement of operations) to
December 31, 2002
______________






(Decrease) in net assets from operations
	Net investment income	$	13,274
	Net realized (loss)	(151,687)
	Net change in unrealized depreciation on investments	(82,082)
	_____________________

		Net (decrease) in net assets from operations	(220,495)

Proceeds from member subscriptions	5,168,477
Repurchases of member interests	(84,428)
	_____________________

		Total increase in net assets	4,863,554

Net assets
	July 1, 2002 (commencement of operations)	0
	_____________________

	December 31, 2002	$	4,863,554
	===================




















See accompanying notes.

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BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

	A.	General Description of the Company

		Beaumont Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Company's investment objective is to provide investors with a net compounded annual return in excess of the S&P 500 with below-average risk. The Company utilizes a value approach to its equity selection process and employs a hedging strategy through short sales of 15-25 securities and market indices against 20-35 long positions.
Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years, does not use leverage or non-traditional securities, and is managed for tax efficiency. Prospero
Capital Management LLC (the Adviser) serves as the
Company's investment adviser.

	B.	Method of Reporting

		The Company's financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

	C.	Cash and Cash Equivalents

		Cash and cash equivalents includes cash and an investment in an independently managed money market fund.

	D.	Investment Securities

		Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

		Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis and includes interest-equivalent dividends from an independently managed money market fund.









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BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES
	(CONTINUED)

	E.	Short Sales

		The Company sells securities it does not own ("short sales") in anticipation of a decline in the fair value of that security. Short sales obligate the Company to replace the security borrowed by purchasing the security at current market value sometime in the future. A gain, limited to the price at which the Company sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Company to potentially unlimited liability as the Company's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of assets and liabilities.
Until the Company replaces the borrowed security, the Company will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis.

	F.	Income Taxes

		The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Company's income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.

	G.	Organization and Offering Costs
		The Adviser has incurred all of the costs in connection with the organization and initial and continuous offering costs of member interests in the Company. The
Adviser will be reimbursed for $10,000 of such costs, representing the Adviser's initial capital account balance, through transfers from the other members' capital accounts into the Adviser's capital account in monthly installments. However, such reimbursement is contingent in that, should the Company cease trading operations for any reason, the Company will have no further obligation to the Adviser for any unreimbursed organization and offering costs. As of December 31, 2002, approximately $5,000 of organization and offering costs have been charged to other members' capital accounts.

	H.	Capital Accounts

		The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members' respective investment percentages. Each member is then assessed its applicable Adviser incentive allocation.





-10-


BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 2.	ADVISER

	The Adviser of the Company is Prospero Capital Management
LLC, which conducts and manages the business of the Company, subject to the supervision of the Company's Board of Directors.

	The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined on the first day of each calendar quarter.
During 2002, the Adviser agreed to charge a lower management fee rate to certain members, who were among the Adviser's original investors.

	In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the member's capital account. The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a "high water mark" calculation). The Adviser holds a non-voting Special Advisory Member interest (the "Special Advisory Account") solely for the purpose of receiving the incentive allocation with respect to each member. No incentive allocation was earned by the Adviser during the period July 1, 2002 (commencement of operations) to December 31, 2002.

	During the period July 1, 2002 (commencement of operations) to December 31, 2002, the Adviser agreed to bear all operating expenses which would cause the Company's ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%. As of December 31, 2002, approximately $61,000 of unaccrued expenses exceed such ratio and have not been reimbursed.

Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

	Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser.

	The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

	No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The Company from time to time may offer to repurchase member interests pursuant to written tenders by members, (other than the Adviser in its capacity as the Special Advisory Member).
These repurchases will be made at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors. The Adviser expects that it will recommend that the Company offer to repurchase member interests at the end of each calendar quarter.







-11-


BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities were $6,807,644 and $4,058,660, respectively. At December 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2002, accumulated net unrealized depreciation on investments was $82,082, consisting of $230,941 gross unrealized appreciation and $313,023 gross unrealized depreciation.

Note 5.	FINANCIAL HIGHLIGHTS

	The following information presents the financial highlights of the Company for the period July 1, 2002 (commencement of operations) to December 31, 2002. This information has been derived from information presented in the financial statements.

	Total return (1)	(10.21)%
	=============
	Ratios to average net assets: (2)
		Expenses	1.84 %
	=============
		Interest and dividend income net of expenses	0.97 %
	=============
	Supplemental data:
		Net assets - December 31, 2002	$	4,863,554
	================
		Portfolio turnover rate (1)	56.8 %
	=============

	Total return and the ratios to average net assets are calculated for members' capital taken as a whole (excluding the Adviser's Special Advisory Account). An individual member's total return and ratios may vary from the above return and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.


	______________________
	(1)	Not annualized.
	(2)	Annualized.  The Adviser agreed to bear all operating
expenses which would cause the Company's ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.














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